MTB GROUP OF FUNDS
                         (Retail/Institutional Funds)

                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7010

                               AUGUST 31, 2005


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: MTB GROUP OF FUNDS (the "Trust")
            Retail/Institutional Funds
           1933 Act File No. 33-20673
           1940 Act File No. 811-5514

Dear Sir or Madam:

      Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of
Prospectuses and Statements of Additional Information dated August 31, 2005, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 65 on August 29, 2005.

      If you have any questions regarding this certification, please contact me at (412) 288-8160.

                                                Very truly yours,



                                                /s/ C. Grant Anderson
                                                C. Grant Anderson
                                                Secretary